Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000073513
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class A Shares
Trading Symbol	SOAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2024 through January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Class A Shares	Spirit of America Income Fund - Class A Shares - with load	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$9,525	$10,000
12/31/15	$9,983	$9,508	$10,055
12/31/16	$10,481	$9,983	$10,321
12/31/17	$11,268	$10,732	$10,687
12/31/18	$11,170	$10,640	$10,688
12/31/19	$12,470	$11,878	$11,620
12/31/20	$13,212	$12,584	$12,492
12/31/21	$13,818	$13,161	$12,299
12/31/22	$12,065	$11,491	$10,699
12/31/23	$12,902	$12,289	$11,291
12/31/24	$13,595	$12,949	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Spirit of America Income Fund - Class A Shares
Without Load	5.37%	1.74%	3.12%
With Load	0.39%	0.75%	2.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 63,153,320	$ 63,153,320
Holdings Count | Holding	150	150
Advisory Fees Paid, Amount	$ 324,263
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$63,153,320
  Number of Portfolio Holdings150
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$324,263
  Portfolio Turnover0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
P&C Insurance	2.2%
Econ & Indust Development	2.4%
Integrated Electric Utilities	3.3%
Higher Education	3.7%
Banks	3.7%
Other	4.1%
Hospitals	4.7%
School District	4.9%
Midstream - Oil & Gas	5.1%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.4%
Local Authority	6.5%
Life Insurance	7.9%
Tobacco	8.1%
Other Sectors	30.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000167229
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class C Shares
Trading Symbol	SACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2024 through January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$193	1.88%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Class C Shares	Spirit of America Income Fund - Class C Shares - with load	Bloomberg U.S. Aggregate Bond Index
03/15/16	$10,000	$10,000	$10,000
12/31/16	$10,243	$10,243	$10,081
12/31/17	$10,936	$10,936	$10,438
12/31/18	$10,751	$10,751	$10,439
12/31/19	$11,912	$11,912	$11,349
12/31/20	$12,529	$12,529	$12,201
12/31/21	$12,995	$12,995	$12,013
12/31/22	$11,262	$11,262	$10,450
12/31/23	$11,966	$11,966	$11,028
12/31/24	$12,502	$12,502	$11,166

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Income Fund - Class C Shares
Without Load	4.48%	0.97%	2.57%
With Load	3.48%	0.97%	2.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.26%

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 63,153,320	$ 63,153,320
Holdings Count | Holding	150	150
Advisory Fees Paid, Amount	$ 324,263
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$63,153,320
  Number of Portfolio Holdings150
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$324,263
  Portfolio Turnover0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
P&C Insurance	2.2%
Econ & Indust Development	2.4%
Integrated Electric Utilities	3.3%
Higher Education	3.7%
Banks	3.7%
Other	4.1%
Hospitals	4.7%
School District	4.9%
Midstream - Oil & Gas	5.1%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.4%
Local Authority	6.5%
Life Insurance	7.9%
Tobacco	8.1%
Other Sectors	30.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000219380
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Institutional Shares
Trading Symbol	SOITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index
05/01/20	$100,000	$100,000
12/31/20	$109,894	$102,524
12/31/21	$115,207	$100,943
12/31/22	$100,796	$87,810
12/31/23	$108,150	$92,665
12/31/24	$114,110	$93,824

Average Annual Return [Table Text Block]
	1 Year	Since Inception (May 1, 2020)
Spirit of America Income Fund - Institutional Shares	5.51%	2.87%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.36%

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 63,153,320	$ 63,153,320
Holdings Count | Holding	150	150
Advisory Fees Paid, Amount	$ 324,262
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$63,153,320 Number of Portfolio Holdings150 Advisory Fee (net of waivers)$324,262 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
P&C Insurance	2.2%
Econ & Indust Development	2.4%
Integrated Electric Utilities	3.3%
Higher Education	3.7%
Banks	3.7%
Other	4.1%
Hospitals	4.7%
School District	4.9%
Midstream - Oil & Gas	5.1%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.4%
Local Authority	6.5%
Life Insurance	7.9%
Tobacco	8.1%
Other Sectors	30.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000003857
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	SOAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$177	1.52%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.52%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Large Cap Value Fund - Class A Shares
Without Load	33.29%	15.53%	12.02%
With Load	26.29%	14.29%	11.42%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 190,506,521	$ 190,506,521
Holdings Count | Holding	166	166
Advisory Fees Paid, Amount	$ 1,753,555
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$190,506,521 Number of Portfolio Holdings166 Advisory Fee $1,753,555 Portfolio Turnover7%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.0%
Utilities	3.1%
Energy	7.0%
Communications	7.5%
Consumer Discretionary	7.9%
Health Care	8.0%
Industrials	8.1%
Consumer Staples	8.6%
Financials	8.8%
Technology	38.3%

C000167227
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	SACVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$258	2.22%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Large Cap Value Fund - Class C Shares
Without Load	32.37%	14.73%	13.56%
With Load	31.37%	14.73%	13.56%
S&P 500® Index	25.02%	14.53%	14.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 190,506,521	$ 190,506,521
Holdings Count | Holding	166	166
Advisory Fees Paid, Amount	$ 1,753,555
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$190,506,521 Number of Portfolio Holdings166 Advisory Fee $1,753,555 Portfolio Turnover7%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.0%
Utilities	3.1%
Energy	7.0%
Communications	7.5%
Consumer Discretionary	7.9%
Health Care	8.0%
Industrials	8.1%
Consumer Staples	8.6%
Financials	8.8%
Technology	38.3%

C000219378
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	SOIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$142	1.22%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Large Cap Value Fund - Institutional Shares	33.73%	20.66%
S&P 500® Index	25.02%	18.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 190,506,521	$ 190,506,521
Holdings Count | Holding	166	166
Advisory Fees Paid, Amount	$ 1,753,555
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$190,506,521 Number of Portfolio Holdings166 Advisory Fee $1,753,555 Portfolio Turnover7%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.0%
Utilities	3.1%
Energy	7.0%
Communications	7.5%
Consumer Discretionary	7.9%
Health Care	8.0%
Industrials	8.1%
Consumer Staples	8.6%
Financials	8.8%
Technology	38.3%

C000059931
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	SOAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Without Load	1.71%	0.23%	1.54%
With Load	-3.12%	-0.74%	1.05%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 30,355,202	$ 30,355,202
Holdings Count | Holding	133	133
Advisory Fees Paid, Amount	$ 58,173
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,355,202 Number of Portfolio Holdings133 Advisory Fee (net of waivers)$58,173 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Idr & Pcr	0.8%
Money Market Funds	1.0%
State	4.8%
Local	6.1%
Health Care	6.2%
Special Tax	6.6%
Education	12.9%
Utilities	13.8%
Housing	14.6%
Transportation	15.0%
Lease	17.2%

C000167228
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	SACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$178	1.77%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Without Load	0.97%	-0.61%	0.43%
With Load	-0.02%	-0.61%	0.43%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 30,355,202	$ 30,355,202
Holdings Count | Holding	133	133
Advisory Fees Paid, Amount	$ 58,173
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,355,202 Number of Portfolio Holdings133 Advisory Fee (net of waivers)$58,173 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Idr & Pcr	0.8%
Money Market Funds	1.0%
State	4.8%
Local	6.1%
Health Care	6.2%
Special Tax	6.6%
Education	12.9%
Utilities	13.8%
Housing	14.6%
Transportation	15.0%
Lease	17.2%

C000219379
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Institutional Shares
Trading Symbol	SOIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.77%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	1.87%	0.55%
Bloomberg Municipal Bond Index	1.05%	1.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 30,355,202	$ 30,355,202
Holdings Count | Holding	133	133
Advisory Fees Paid, Amount	$ 58,173
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,355,202 Number of Portfolio Holdings133 Advisory Fee (net of waivers)$58,173 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Idr & Pcr	0.8%
Money Market Funds	1.0%
State	4.8%
Local	6.1%
Health Care	6.2%
Special Tax	6.6%
Education	12.9%
Utilities	13.8%
Housing	14.6%
Transportation	15.0%
Lease	17.2%

C000003855
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class A Shares
Trading Symbol	SOAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$166	1.60%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Real Estate Income and Growth Fund - Class A Shares
Without Load	7.55%	2.58%	4.14%
With Load	1.86%	1.48%	3.57%
MSCI US REIT Index	8.74%	4.31%	5.66%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 72,612,242	$ 72,612,242
Holdings Count | Holding	103	103
Advisory Fees Paid, Amount	$ 711,425
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,612,242 Number of Portfolio Holdings103 Advisory Fee $711,425 Portfolio Turnover8%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.2%
Industrials	0.5%
Communications	0.5%
Energy	1.1%
Consumer Discretionary	1.5%
Real Estate	96.0%

C000167226
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class C Shares
Trading Symbol	SACRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$238	2.30%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Real Estate Income and Growth Fund - Class C Shares
Without Load	6.81%	1.84%	4.28%
With Load	5.83%	1.84%	4.28%
MSCI US REIT Index	8.74%	4.31%	5.93%
S&P 500® Index	25.02%	14.53%	14.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 72,612,242	$ 72,612,242
Holdings Count | Holding	103	103
Advisory Fees Paid, Amount	$ 711,425
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,612,242 Number of Portfolio Holdings103 Advisory Fee $711,425 Portfolio Turnover8%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.2%
Industrials	0.5%
Communications	0.5%
Energy	1.1%
Consumer Discretionary	1.5%
Real Estate	96.0%

C000219377
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Institutional Shares
Trading Symbol	SOIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$136	1.30%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Real Estate Income and Growth Fund - Institutional Shares	7.99%	7.46%
MSCI US REIT Index	8.74%	10.89%
S&P 500® Index	25.02%	18.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 72,612,242	$ 72,612,242
Holdings Count | Holding	103	103
Advisory Fees Paid, Amount	$ 711,425
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,612,242 Number of Portfolio Holdings103 Advisory Fee $711,425 Portfolio Turnover8%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.2%
Industrials	0.5%
Communications	0.5%
Energy	1.1%
Consumer Discretionary	1.5%
Real Estate	96.0%

C000240591
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class A Shares
Trading Symbol	SOAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$171	1.53%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class A Shares
Without Load	22.72%	8.84%
With Load	15.65%	5.53%
S&P 500 Utilities Sector Index	23.42%	8.56%
S&P 500® Index	25.02%	22.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 27,019,629	$ 27,019,629
Holdings Count | Holding	47	47
Advisory Fees Paid, Amount	$ 115,745
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,019,629 Number of Portfolio Holdings47 Advisory Fee (net of waivers)$115,745 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Energy	1.1%
Industrials	1.4%
Money Market Funds	3.3%
Utilities	94.2%

C000240590
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class C Shares
Trading Symbol	SOCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$253	2.28%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class C Shares
Without Load	21.78%	7.99%
With Load	20.78%	7.99%
S&P 500 Utilities Sector Index	23.42%	8.56%
S&P 500® Index	25.02%	22.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 27,019,629	$ 27,019,629
Holdings Count | Holding	47	47
Advisory Fees Paid, Amount	$ 115,745
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,019,629 Number of Portfolio Holdings47 Advisory Fee (net of waivers)$115,745 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Energy	1.1%
Industrials	1.4%
Money Market Funds	3.3%
Utilities	94.2%

C000240589
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Institutional Shares
Trading Symbol	SOIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$143	1.28%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Institutional Shares	23.05%	9.09%
S&P 500 Utilities Sector Index	23.42%	8.56%
S&P 500® Index	25.02%	22.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 27,019,629	$ 27,019,629
Holdings Count | Holding	47	47
Advisory Fees Paid, Amount	$ 115,745
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,019,629 Number of Portfolio Holdings47 Advisory Fee (net of waivers)$115,745 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Energy	1.1%
Industrials	1.4%
Money Market Funds	3.3%
Utilities	94.2%